Investments accounted for using equity method (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Balance at the beginning of year	$ 138,114,480	$ 131,106,785
Other payments to acquire interests in joint ventures	36,465,915	5,791,718
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(10,978,068)	226,026	$ (8,437,209)
Dividends received	(4,164,922)	(1,651,730)
Others	(18,511,393)	2,641,681
Total	$ 140,926,012	$ 138,114,480	$ 131,106,785